ORGANIZATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 5,005	$ 2,455
Shareholders' deficit	(42,208)	(39,059)	$ (40,356)	$ (36,686)
Income (losses) from continuing operations	(4,702)	1,540	(5,254)
Cash flows from operations	$ (1,131)	$ 1,806	$ (7,690)